Acquisitions and Dispositions (Results of Operations Reported within Discontinued Operations) (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax expense (benefit)	$ 56	$ 100
Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax expense (benefit)	$ (9)	$ (4)